Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Tax credits	$ 4,091	$ 6,034
Sales taxes	1,508	852
Interest and dividend income receivable	1,245	720
Amounts receivable from associates	924	0
Other receivables	617	810
Accounts receivable	$ 8,385	$ 8,416